Equity Distribution Agreements (Details) (JMP Securities LLC [Member])	3 Months Ended
	Mar. 31, 2013	Mar. 29, 2011
JMP Securities LLC [Member]
Equity Distribution Agreements [Line Items]
Equity distribution agreement, inception date	Mar. 29, 2011
Equity distribution agreement, shares, maximum number authorized to issue		250,000